Revenue recognition - Geographic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Geographical information
Net sales	€ 23,315	€ 22,563	€ 23,147
Satisfied performance obligations	1,900	1,700
Asia Pacific
Geographical information
Net sales	4,556	4,081	4,228
Europe
Geographical information
Net sales	6,620	6,489	6,833
Greater China
Geographical information
Net sales	1,843	2,165	2,516
Latin America
Geographical information
Net sales	1,472	1,380	1,279
Middle East and Africa
Geographical information
Net sales	1,876	1,874	1,907
North America
Geographical information
Net sales	€ 6,948	€ 6,574	€ 6,384